(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
(Loss) Earnings Per Share
10.	(LOSS) EARNINGS PER SHARE

The calculation of the basic and diluted (loss) earnings per share attributable to owners of the Company is based on the following data:

	2016		2017		2018		2018
	RMB’000		RMB’000		RMB’000		US$’000
(Loss) Earnings
(Loss) Profit for the year attributable to owners of the Company		(25,924)		9,052		(7,982)		(1,161)

Number of shares

Weighted average number of ordinary shares for the purpose of (loss) earnings per share - Basic and diluted		206,500,000		206,500,000		206,500,000		206,500,000

(Loss) earnings per share
Basic	RMB	(0.13)	RMB	0.04	RMB	(0.04)	US$	(0.01)

Diluted	RMB	(0.13)	RMB	0.04	RMB	(0.04)	US$	(0.01)

The computation of diluted earnings (loss) per share in 2016, 2017 and 2018 does not assume the exercise of the Company’s share options under the share incentive plan as the exercise price of those options is higher than the average market price for shares (see Note 25).